Leases - Amounts Relevant to Assets Leased for Use in its Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 339	$ 389	$ 409
Operating cash flows from finance leases	7	7	7
Financing cash flows from finance leases	51	62	49
Right of use assets obtained in exchange for new operating lease liabilities	275	268	230
Right of use assets obtained in exchange for new finance lease liabilities	$ 14	$ 59	$ 25